Lease Commitments (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Leases [Abstract]
Operating leases, minimum annual rentals in 2018	$ 44
Operating leases, minimum annual rentals in 2019	32
Operating leases, minimum annual rentals in 2020	24
Operating leases, minimum annual rentals in 2021	17
Operating leases, minimum annual rentals in 2022	12
Operating leases, minimum annual rentals, thereafter	67
Minimum sublease rentals	1
Rental expense (net of sublease rental income)	$ 50	$ 53	$ 53